Share-Based Compensation - Unvested Restricted Stock Award Activity (Detail) - Restricted Stock And Restricted Stock Units - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance at beginning of the period (in shares)	738,187	543,261	507,130
Granted (in shares)	231,064	421,198	254,276
Forfeited (in shares)	(72,217)	(31,699)	(28,855)
Earned and issued (in shares)	(196,406)	(194,573)	(189,290)
Balance at end of the period (in shares)	700,628	738,187	543,261
Weighted average grant date fair value (in usd per share)	$ 80.98	$ 82.49	$ 48.84
Fair value of restricted stock and restricted share units vested during the period	$ 16.3	$ 16.4	$ 10.7